Financial Instruments And Risk Management - Summary Of Maximum Exposure To Credit Risk (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
Cash	$ 290,743	$ 134,447	$ 201,804
Amounts receivable	1,940	1,801
Lease receivable	4,014	0
Maximum exposure to credit risk	$ 296,697	$ 136,248